Defined Benefit Liabilities (Assets) - Effects on Defined Benefit Obligations if Each of Significant Actuarial Assumptions Changes Within Expectable and Reasonable Range (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligations	₩ (39,658)
Increase in assumption		0.50%
Decrease in defined benefit obligations	₩ 42,443
Decrease in assumption	0.50%
Expected salary increase rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligations	₩ 42,433
Increase in assumption		0.50%
Decrease in defined benefit obligations	₩ (40,047)
Decrease in assumption	0.50%